NATIXIS MODERATE DIVERSIFIED PORTFOLIO

Supplement dated December 5, 2008 to the Natixis Diversified Portfolios Class A and C Prospectus dated

May 1, 2008, as may be revised and supplemented from time to time.

This supplement replaces the supplement dated September 23, 2008.

On December 5, 2008, the Natixis Moderate Diversified Portfolio was liquidated.

The Natixis Moderate Diversified Portfolio no longer exists, and as a result, shares of the Portfolio are no longer available for purchase or exchange.

NATIXIS MODERATE DIVERSIFIED PORTFOLIO

Supplement dated December 5, 2008 to the Natixis Diversified Portfolios Statement of Additional

Information – Part I and Natixis Funds Statement of Additional Information – Part II, each dated May 1,

2008, as may be revised and supplemented from time to time.

On December 5, 2008, the Natixis Moderate Diversified Portfolio was liquidated.

The Natixis Moderate Diversified Portfolio no longer exists, and as a result, shares of the Portfolio are no longer available for purchase or exchange.